Segment Reporting and Business Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting and Business Concentrations

NOTE 14—SEGMENT REPORTING AND BUSINESS CONCENTRATIONS

For the three and six months ended June 30, 2016 and 2015, the Company conducted business through one operating segment, Vivint. The Company primarily operates in three geographic regions: United States, Canada and New Zealand. The operations in New Zealand are considered immaterial and reported in conjunction with the United States. Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
Revenue from external customers
Three months ended June 30, 2016	$171,255	$9,552	$180,807
Three months ended June 30, 2015	149,647	8,266	157,913
Six months ended June 30, 2016	337,161	17,899	355,060
Six months ended June 30, 2015	294,026	16,082	310,108

Property and equipment, net
As of June 30, 2016	$53,971	$91	$54,062
As of December 31, 2015	55,103	171	55,274

NOTE 17—SEGMENT REPORTING AND BUSINESS CONCENTRATIONS

Prior to the 2GIG Sale on April 1, 2013, the Company conducted business through two operating segments, Vivint and 2GIG. These segments were managed and evaluated separately by management due to the differences in their products and services. The primary source of revenue for the Vivint segment is generated through monitoring services provided to subscribers, in accordance with their subscriber contracts. The primary source of revenue for the 2GIG segment was through the sale of electronic security and automation systems to security dealers and distributors, including Vivint. Fees and expenses charged by 2GIG to Vivint, related to intercompany purchases, were eliminated in consolidation. Since the 2GIG Sale, the Company has conducted business through the Vivint operating segment.

For the years ended December 31, 2015 and 2014, the Company conducted business through one operating segment, Vivint. The following table presents a summary of revenue, costs and expenses and assets as of December 31, 2013 (in thousands):

	Vivint	2GIG	Eliminations	Consolidated Total
Revenues	$483,401	$60,220	$(42,713)	$500,908
All other costs and expenses	536,502	52,200	(32,914)	555,788

(Loss) income from operations	$(53,101)	$8,020	$(9,799)	$(54,880)

Intangible assets, including goodwill	$1,677,032	$—	$—	$1,677,032

Total assets	$2,303,644	$—	$—	$2,303,644

The Company primarily operates in three geographic regions: United States, Canada and New Zealand. The operations in New Zealand are considered immaterial and reported in conjunction with the United States. Revenues and long-lived assets by geographic region were as follows (in thousands):

	United States	Canada	Total
As of and for the
Year ended December 31, 2015
Revenue from external customers	$602,418	$51,303	$653,721
Property and equipment, net	55,103	171	55,274
Year ended December 31, 2014
Revenue from external customers	$529,521	$34,156	$563,677
Property and equipment, net	62,368	422	62,790
Year ended December 31, 2013
Revenue from external customers	$474,344	$26,564	$500,908
Property and equipment, net	35,220	598	35,818